                                                     Registration No. 333-139972

      As filed with the Securities and Exchange Commission on May 3, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] PRE-EFFECTIVE AMENDMENT NO. ___

                      [X] POST-EFFECTIVE AMENDMENT NO. 1

                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                  617-663-3000
                  (Registrant's Area Code and Telephone Number)

                               Thomas M. Kinzler
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                               1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

     It is proposed that this filing will become effective (check appropriate box)

          [X] immediately upon filing pursuant to paragraph (b)

          [ ] on __________ pursuant to paragraph (b)

          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     EXPLANATORY NOTE



     This Post-Effective Amendment No. 1 to the Registration Statement of John Hancock Trust (the "Trust") on Form N-14 (File No. 333-139972) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).



     This Post-Effective Amendment No. 1 hereby incorporates Part A from the Trust's definitive combined proxy statement/prospectus as filed on February 26, 2007 and Part B as filed with the initial registration statement on January 12, 2007. This Post-Effective Amendment is being filed for the sole purpose of adding the final tax opinion and related consent as Exhibits to Part C of the Registration Statement.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(a)       Registrant's Agreement and Declaration of Trust, dated September 29,
           1988 is incorporated by reference to Exhibit (1)(a) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(b)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
           Trust," dated May 1, 1989 is incorporated by reference to Exhibit
           (1)(b) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(c)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Conservative, Moderate and Aggressive Asset
           Allocation Trusts, dated May 1, 1989 is incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 31 filed April 25,
           1996.

1(d)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth & Income Trust, dated February 1, 1991 is incorporated by reference to Exhibit (1)(d) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(e)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust," dated April
           16, 1991 is incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(f)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities
           Trust," dated June 14, 1991 is incorporated by reference to

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

           Exhibit (1)(f) to Post-Effective Amendment No. 31 filed April 25,
           1996.

1(g)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Pasadena Growth Trust, Growth Trust and
           Strategic Income Trust, dated August 7, 1992 is incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 31 filed
           April 25, 1996.

1(h)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the
           Series of Shares known as the "Growth Trust" to the "Value Equity
           Trust" dated April 4, 1993 is incorporated by reference to Exhibit
           (1)(h) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(i)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Growth and Income Trust, dated
           December 28, 1994 is incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 31 filed on April 25, 1996.

1(j)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small/ Mid Cap Trust, dated February 1, 1996 is incorporated by reference to Exhibit (1)(j) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(k)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Small Cap Trust, dated February
           1, 1996 is incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 34 filed October 4, 1996.

1(l)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth Trust, dated July 9, 1996 is incorporated by reference to Exhibit (1)(l) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(m)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Value Trust, High Yield Trust, International
           Stock Trust, Science &Technology Trust, Balanced Trust, Worldwide
           Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust,
           Pacific Rim Emerging Markets Trust, Real Estate Securities Trust,
           Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust,
           Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust,
           Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle
           Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" is incorporated by reference to Exhibit (1)(m) to Post-Effective Amendment No. 35 filed December 18, 1996.

1(n)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small Company Value Trust, dated September 30,
           1997 is incorporated by reference to Exhibit (1)(m) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(o) Amendment to the Agreement and Declaration of Trust (name change) is incorporated by reference to Exhibit (1)(n) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(p) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap
           Value, Total Return, International Value and Mid Cap Stock -- previously filed as Exhibit (a)(15) to Post-Effective Amendment No.
           41 filed on March 1, 1999.

1(q)       Form of Establishment and Designation of Additional Shares of
           Beneficial Interest for the Dynamic Growth, Internet Technologies,
           Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total
           Stock Market Index and International Index Trusts -- previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 42 filed on March
           1, 2000.

1(r)       Form of Establishment and Designation of Additional Series of
           Beneficial Interest for the

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

           Capital Appreciation Trust -- previously filed as Exhibit (a)(18) to
           Post-Effective Amendment No. 43 filed on August 17, 2000.

1(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (a)(19) to Post-Effective
           Amendment No. 45 filed on February 9, 2001.

1(t) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (a)(20) to Post-Effective
           Amendment No. 47 filed May 1, 2001.

1(u)       Form of Establishment and Designation of Classes of Shares
           --previously filed as Exhibit a(20) to Post-Effective Amendment No.
           47 filed on May 1, 2001.

1(v) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American
           International Trust, American Growth-Income Trust and American Blue
           Chip Income and Growth Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No. 58 filed on May 9, 2003.

1(w)       Form of Establishment and Designation of Additional Classes of Shares
           -- previously filed as Exhibit a(22) to Post-Effective Amendment No.
           56 filed on February 14, 2003.

1(x) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 -- previously filed as Exhibit (a)(23) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

1(y) Form of Redesignation of Name for Certain Portfolios - previously filed as Exhibit (a)(24) to Post-Effective Amendment No. 57 filed on
           April 22, 2003.

1(z) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for Great Companies--America Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No.
           59 filed on May 14, 2003.

1(a)(a) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as Exhibit (a)(26) to Post- Effective Amendment No. 60 filed on February 13, 2004.

1(b)(b) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as Exhibit (a)(27) to post effective amendment No. 60 filed on February 13, 2004.

1(c)(c)    Form of Establishment and Designation of Additional Information
           Series of Shares - Previously filed as Exhibit (a)(28) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(d)(d)    Form of Establishment and Designation of Additional Class of Shares -
           NAV shares Previously filed as Exhibit (a)(29) to Post Effective
           Amendment No. 62 filed on November 4, 2004.

1(e)(e)    Form of Establishment and Designation of Additional Class of Shares
           Series IIIA Shares - Previously filed as Exhibit (a)(29)(a) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(f)(f)    Form of Redesignation of Name of Trust - Previously filed as Exhibit
           (a)(30) to Post Effective Amendment No. 62 filed on November 4, 2004.

1(g)(g)    Form of Establishment and Designation of Additional Series of Shares
           -- Previously filed as Exhibit (a)(31) to Post- Effective Amendment
           No. 63 filed on February 11, 2005.

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(h)(h)    Form of Establishment and Designation of Additional Series of Shares
           (American Bond Trust) - Previously filed as Exhibit (a)(32) to Post-
           Effective Amendment No. 66 filed on May 5, 2005.

1(i)(i)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(33) to Post- Effective Amendment
           No. 67 filed on May 5, 2005.

1(j)(j)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(34) to Post- Effective Amendment
           No. 68 filed on November 17, 2005.

1(k)(k)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as exhibit (a)(35) to post effective amendment no.
           69 filed on February 10, 2006.

1(l)(l)    Form of Redesignation of Names of Portfolios (Lifestyle Trusts,
           Growth & Income Trust and Growth & Income Trust II) - Previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006.

1(m)(m) Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006.

1(n)(n) Declaration of Trust Amendment - Reorganization - Previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February
           10, 2006.

1(o)(o)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as exhibit (a)(39) to post effective amendment no.
           71 filed on August 16, 2006.

2 Registrant's By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 38 filed September 17, 1997.

3          Not Applicable.

4          Form of Agreement and Plan of Reorganization (filed herewith as
           Exhibit A to the Proxy Statement/Prospectus).

5          Included in Exhibits 1 and 2 hereto.

6(a)       Amended and Restated Advisory Agreement between Manufacturers
           Investment Trust and Manufacturers Securities Services, LLC -- previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 41 filed March 1, 1999.

6(a)(1)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC -- previously filed as Exhibit (a)(17) to Post Effective
           Amendment No. 42 filed on March 1, 2000.

6(a)(2)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the Capital Appreciation Trust - previously filed as Exhibit (d)(1)(b) to Post Effective Amendment No. 43 filed on August
           17, 2000.

6(a)(3)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (d) (1) (C) to Post Effective Amendment
           No. 45 filed on February 9, 2001.

6(a)(4)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

           new portfolios to be added July 16, 2001 -- previously filed as Exhibit (d)(1) (C) to Post-Effective Amendment No. 47 filed on May 1,
           2001.

6(a)(5)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added May 1, 2003 -- previously filed as Exhibit (d)(1) (D) to Post-Effective Amendment
           No. 57 filed on April 22, 2003.

6(a)(6) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as Exhibit
           (d)(1)(E) to Post- Effective Amendment No. 60 filed on February 13,
           2004.

6(a)(7) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. -Previously filed as Exhibit (d)(1)(E) to Post- Effective Amendment No. 67 filed on
           July 14, 2005.

6(a)(8) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d (1)(G)) to Post- Effective Amendment No. 68 filed on November 17, 2005.

6(a)(9) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006.

6(a)(10) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006.

6(a)(11) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio- Previously filed as exhibit (d)(1)(H) to post effective amendment no. 71 filed on August 16, 2006.

6(b)       Subadvisory Agreement between the Adviser and Fidelity Management
           Trust Company -- previously filed as exhibit (d)(14) to post-effective amendment no. 41 filed on March 1, 1999

6(c)       Form of Subadvisory Agreement between the Adviser and (a) Cohen and
           Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord
           Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements) -- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

6(d)       Form of Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated April 30, 2003- previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12, 2007.

6(d)(1)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated April 29, 2005- previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12, 2007.

6(d)(2)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated October 17, 2005- previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12, 2007.

6(d)(3)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated June 30, 2006- previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12, 2007.

6(d)(4)    Amendment to Subadvisory Agreement between the Adviser and UBS Global
           Asset Management (Americas) Inc. dated December 18, 2006- previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12, 2007.

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

6(e) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d)
           Declaration, (e) DeAM Lifestyle, (f) DeAM non-Lifestyle, (g)
           Franklin, (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison,
           (k) Legg Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC
           Global, (o) Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r)
           Sustainable Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global,
           (x) UBS, (y) Wellington, (z) Wells Capital. - Previously filed as exhibit (d)(33) to post effective amendment no. 69 filed on February
           10, 2006.

6(e)(1)    Form of Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity
           Management & Research Company dated May 1, 2000--previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January
           12, 2007.

7(a) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC -- previously filed as Exhibit
           (e) to Post-Effective Amendment No. 60 filed on February 13, 2004.

7(b)       Form of Amendment to Distribution Agreement dated September 28, 2004
           - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No.
           62 filed on November 4, 2004.

8          Not Applicable

9          Custodian Agreement Between the Trust and State Street Bank and Trust
           Company, dated March 24, 1988 is incorporated by reference to Exhibit
           (g) to Post-Effective Amendment No. 63 filed February 11, 2005.

10(a) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred as Series I and Series II 12b-1 Plans) - previously filed as
           Exhibit (m) to Post-Effective Amendment No. 49 filed on July 19,
           2002.

10(a)(1)   Rule 12b-1 Plan for Series III - previously filed as Exhibit (n) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

10(a)(2)   Amended and Restated Rule 12b-1 Plans for Series I, Series II and
           Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trusts only) -
           Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

10(b)      Rule 18f-3 Plan -- previously filed as Exhibit (n) to Post-Effective
           Amendment No. 48 filed on March 1, 2002.

10(b)(1)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 57 filed on April 22, 2003.

10(b)(2)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters - previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12, 2007.

12         Opinion of Dykema Gossett PLLC on tax matters -- Filed herewith.

13         Not Applicable.

14(a) Consent of PricewaterhouseCoopers LLP -- previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12,
           2007.


14(b)      Consent of Dykema Gossett PLLC -- Filed herewith.

14(c)      Consent of Betsy Anne Seel - Included in Exhibit 11.

 EXHIBIT
 NUMBER    DESCRIPTION*
--------   ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

15         Not Applicable

16(a) Powers of Attorney for all Trustees - previously filed as exhibit to N-14 Registration Statement (333-139972) filed on January 12,
           2007.

17(a)      Statement of Additional Information of John Hancock Trust dated April
           28, 2006 (including Supplements thereto dated June 1, 2006, June 21,
           2006, August 8, 2006, August 9, 2006 and August 21, 2006), as filed pursuant to Rule 485(b) and Rule 497 on, respectively April 26, 2006,
           June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006,, August
           21, 2006, October 2, 2006, November 13, 2006 and December 14, 2006

17(b)      Annual Report of John Hancock Trust for the fiscal year ended
           December 31, 2005 -- previously filed on Form N-CSR on March 10,
           2006.

17(c) Semi-Annual Report of John Hancock Trust for the six-month period ended June 30, 2006 - previously filed on Form N-CSRS on September
           11, 2006.


ITEM 17. UNDERTAKINGS

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 2nd day of May 2007.

                                        JOHN HANCOCK TRUST
                                        (Registrant)


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein, President

Attest:


/s/ Betsy Anne Seel
-------------------------------------
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.



                *                       Trustee                              **
-------------------------------------                               --------------------
Charles L. Bardelis                                                        (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
James R. Boyle                                                             (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
Peter S. Burgess                                                           (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
Elizabeth G. Cook                                                          (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
Hassell H. McClellan                                                       (Date)


                *                       Trustee and Chairman                 **
-------------------------------------                               --------------------
James M. Oates                                                             (Date)


                *                       Trustee                              **
-------------------------------------                               --------------------
F. David Rolwing                                                           (Date)


/s/ Keith F. Hartstein                  President                            **
-------------------------------------   (Chief Executive Officer)   --------------------
Keith F. Hartstein                                                         (Date)


/s/ John Vrysen                         Chief Financial Officer              **
-------------------------------------                               --------------------
John Vrysen                                                                (Date)


* By: /s/ Betsy Anne Seel
      -------------------------------
      Betsy Anne Seel
      Attorney-in-Fact Pursuant to
      Powers of Attorney
      previously filed.

**May 2, 2007

                                  EXHIBIT INDEX


EXHIBIT NO.      DESCRIPTION

   11            Opinion of Dykema Gossett PLLC regarding tax matters

   14(b)         Consent of Dykema Gossett PLLC